ACCRUED EXPENSES - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Current tax payable	$ 10,790	$ 9,134
Interest expense	7,099	7,036
Vessel operating and drydocking expenses	5,678	6,503
Administrative expenses	1,590	778
Accrued expenses	25,157	23,451
Provision for interest and penalties	300	200
Tax receivable, current	$ 1,200	$ 600